Interest and Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowing costs [abstract]
Interest expense	$ 5,311	$ 3,660
Finance fees	2,311	5,068
Accretion expense (Note 16)	14,841	7,470
Interest and finance expense	$ 22,463	$ 16,198